Note 12 - Accrued Interest Payable and Other Liabilities - Components of Accrued Interest Payable and Other Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued interest payable	$ 878,000	$ 237,000
Accrued directors' benefits	4,440,000	2,247,000
Accrued salary and benefits expense	1,942,000	1,631,000
Other	2,930,000	1,167,000
Total	10,913,000	6,160,000
Accrued Interest Payable and Other Liabilities [Member]
Operating lease liabilities	$ 723,000	$ 878,000